Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Term Loan	$ 5,000	$ 5,000
Less: current portion	(60)
Total long-term debt	$ 4,940	$ 5,000